Semiannual Report - Financial Statements T. ROWE PRICE
TAX-EXEMPT
MONEY FUND
AUGUST 31, 2000

PORTFOLIO HIGHLIGHTS

  SECTOR Diversification

                                                     Percent of     Percent of
                                                     Net Assets     Net Assets
                                                        2/29/00        8/31/00
--------------------------------------------------------------------------------

  Hospital Revenue                                         30%            30%
  Educational Revenue                                      12             21
  General Obligation - Local                               11             15
  General Obligation - State                               20             11
  Prerefunded Bonds                                         8              6
  Industrial and Pollution Control Revenue                  5              4
  Housing Finance Revenue                                   1              3
  Water and Sewer Revenue                                   2              3
  Lease Revenue                                             -              2
  All Other                                                 9              4
  Other Assets Less Liabilities                             2              1
  Total                                                   100%           100%

T. ROWE PRICE TAX-EXEMPT MONEY FUND
Unaudited

--------------------
FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Tax-Exempt shares

                      6 Months      Year
                         Ended     Ended
                       8/31/00   2/29/00    2/28/99   2/28/98   2/28/97   2/29/96
NET ASSET VALUE
Beginning of period        $  1.000  $  1.000   $  1.000  $  1.000  $  1.000  $  1.000

Investment activities


 Net investment
 income (loss)                0.018     0.029      0.029     0.032     0.030     0.033
Distributions
 Net investment income       (0.018)   (0.029)    (0.029)   (0.032)   (0.030)   (0.033)

NET ASSET VALUE
End of period              $  1.000  $  1.000   $  1.000  $  1.000  $  1.000  $  1.000



Ratios/Supplemental Data

Total return*                  1.85%     2.94%      2.97%     3.24%     3.05%    3.38%
Ratio of total expenses
to average net assets          0.53%+    0.53%      0.52%     0.52%     0.55%    0.56%
Ratio of net investment
income (loss) to average
net assets                     3.64%+    2.91%      2.93%     3.20%     3.00%    3.33%
Net assets, end of period
(in thousands)             $665,142   $669,615   $710,569   $740,757   $678,135   $679,143

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EXEMPT MONEY FUND
Unaudited
--------------------
FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Tax-Exempt PLUS shares
                                  6 Months            Year         11/1/98
                                     Ended           Ended         Through
                                   8/31/00         2/29/00         2/28/99

NET ASSET VALUE
Beginning of period              $   1.000       $   1.000       $   1.000

Investment activities
 Net investment income (loss)        0.017           0.028           0.007
Distributions
 Net investment income              (0.017)         (0.028)         (0.007)

NET ASSET VALUE
End of period                    $   1.000       $   1.000       $   1.000



Ratios/Supplemental Data

Total return*                         1.73%           2.79%           0.74%
Ratio of total expenses
to average net assets                 0.76%+          0.67%           0.99%+
Ratio of net investment
income (loss) to average
net assets                            3.41%+          2.81%           2.01%+
Net assets, end of period
(in thousands)                    $ 17,058        $ 17,694        $  4,208

* Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
Unaudited                                                        August 31, 2000

-----------------------
STATEMENT OF NET ASSETS                                         Par      Value
--------------------------------------------------------------------------------
                                                               In thousands

ALABAMA 5.5%
Alabama, GO, 5.50%, 10/1/00                                 $ 3,000    $ 3,003
Birmingham, GO
       VRDN (Currently 4.25%)                                 6,100      6,100
    Capital Improvement, VRDN (Currently 4.25%)              10,000     10,000
Port City Medical Clinic, Infirmary Health
       VRDN (Currently 4.25%)
       (AMBAC Insured)                                       11,130     11,130
Tuscaloosa County Board of Ed., Capital Outlay
       VRDN (Currently 4.30%)                                 6,490      6,490
Univ. of Alabama, VRDN (Currently 4.25%) (AMBAC Insured)      1,000      1,000
                                                                     ---------
Total Alabama (Cost $37,723)                                            37,723
                                                                     ---------

ARIZONA 0.9%

Univ. of Arizona
    Variable Main Campus & Research
       VRDN (Currently 4.20%)
       (AMBAC Insured)                                        5,000      5,000
    Student Union Bookstore
       VRDN (Currently 4.20%) (AMBAC Insured)                 1,000      1,000
                                                                     ---------
Total Arizona (Cost $6,000)                                              6,000
                                                                     ---------

COLORADO 1.1%

Colorado HFA, Health Systems
       7.25%, 2/15/16 (FSA Insured)
       (Prerefunded 2/15/01+)                                 5,000      5,162
Denver, IDR, W. W. Grainger, VRDN (Currently 4.40%)           2,190      2,190
                                                                     ---------
Total Colorado (Cost $7,352)                                             7,352
                                                                     ---------

DISTRICT OF COLUMBIA 1.0%

District of Columbia
    American Univ., VRDN (Currently 4.35%)                    1,000      1,000
    Howard Univ., 7.25%, 10/1/11
       (Prerefunded 10/1/00+)                                 1,000      1,022
Multimodal Smithsonian, VRDN (Currently 4.20%)                5,000      5,000
                                                                     ---------
Total District of Columbia (Cost $7,022)                                 7,022
                                                                     ---------

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--------------------------------------------------------------------------------


                                                                Par      Value
--------------------------------------------------------------------------------
                                                               In thousands

FLORIDA 1.1%

Alachua County HFA, Shands Teaching Hosp
       VRDN (Currently 4.25%) (MBIA Insured)                $ 4,100    $ 4,100
Jacksonville Electric Auth., Bulk Power Supply
       6.75%, 10/1/16 (Prerefunded 10/1/00+)                    500        509
Orange County IDA, W. W. Grainger, VRDN (Currently 4.40%) 1,185 1,185 Tampa Bay Water, Utility Systems
       VRDN (Currently 4.33%) (FGIC Insured)                  2,000      2,000
                                                                     ---------
Total Florida (Cost $7,794)                                              7,794
                                                                     ---------

GEORGIA 7.7%

Atlanta Water & Sewer, VRDN (Currently 4.33%) (FGIC Insured) 3,995 3,995 Clayton County Dev. Auth., Delta Air Lines
       VRDN (Currently 4.25%)                                 1,000      1,000
Cobb County School Dist., GO, 6.00%, 2/1/01                   1,000      1,007
Dalton Combined Utilities, 4.75%, 1/1/01 (MBIA Insured)       4,450      4,457
DeKalb County Hosp. Auth., DeKalb Medical Center
       VRDN (Currently 4.30%)                                10,000     10,000
DeKalb County Water & Sewer, 5.75%, 10/1/00                   4,195      4,199
Downtown Savannah Auth., GO, Public Ed
       VRDN (Currently 4.30%)                                 1,000      1,000
Fulton-DeKalb Private Hosp. Auth
    Children's Health, VRDN (Currently 4.25%)                 1,000      1,000
    Egleston Childrens Hosp.,VRDN (Currently 4.25%)          10,000     10,000
Georgia
       6.20%, 2/1/04 (Prerefunded 2/1/01+)                    1,000      1,027
Georgia, GO
       7.00%, 11/1/00                                         1,000      1,005
       7.25%, 9/1/00                                          2,000      2,000
Georgia Private Colleges & Univ. Auth., Emory Univ
       VRDN (Currently 4.15%)                                 1,000      1,000
       VRDN (Currently 4.25%)                                 9,000      9,000
Gwinnett County Hosp. Auth
       VRDN (Currently 4.25%) (MBIA Insured)                  1,000      1,000
Municipal Electric Auth. of Georgia
       VRDN (Currently 4.15%) (MBIA Insured)                  1,000      1,000
                                                                     ---------
Total Georgia (Cost $52,690)                                            52,690
                                                                     ---------

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--------------------------------------------------------------------------------


                                                                Par      Value
--------------------------------------------------------------------------------
                                                               In thousands

HAWAII 0.6%

Hawaii, GO
       6.00%, 2/1/03 (Prerefunded 2/1/01+)                  $ 2,100    $ 2,135
       7.125%, 9/1/10 (Prerefunded 9/1/00+)                   1,700      1,717
                                                                     ---------
Total Hawaii (Cost $3,852)                                               3,852
                                                                     ---------

ILLINOIS 10.1%

Chicago, GO, 11.60%, 1/1/01 (FGIC Insured)                      520        532
Chicago Metropolitan Water Reclamation Dist., GO
       5.30%, 12/1/00                                         1,625      1,629
Chicago Park Dist., GO, 5.10%, 1/1/01 (FGIC Insured)            750        752
Illinois, GO, 4.75%, 10/1/00                                  1,500      1,501
Illinois Dev. Fin. Auth
    Palos Community Hosp
       VRDN (Currently 4.20%)                                30,300     30,300
Illinois EFA
    Northwestern Univ
       VRDN (Currently 4.25%)                                 4,750      4,750
       VRDN (Currently 4.30%)                                 9,900      9,900
       4.75%, 12/1/00                                         1,150      1,151
    Univ. of Chicago
    TECP, 4.75%, 1/26/01                                      5,000      5,000
Illinois HFA, Little Co. of Mary Hosp
       VRDN (Currently 4.29%)
       (MBIA Insured)                                        12,615     12,615
Niles Village, IDR, W. W. Grainger, VRDN (Currently 4.40%)    1,000      1,000
                                                                     ---------
Total Illinois (Cost $69,130)                                           69,130
                                                                     ---------

INDIANA 2.7%

Colorado River Municipal Water Dist
       6.75%, 1/1/11 (AMBAC Insured)
       (Prerefunded 1/1/01+)                                  2,500      2,520
Gary, IDR, W. W. Grainger, VRDN (Currently 4.40%)               730        730
Indiana EFA, Univ. of Notre Dame, VRDN (Currently 4.25%) 10,000 10,000 Indiana Bond Bank, TAN
    Advanced Funding Program, 4.75%, 1/18/01                  5,000      5,011
                                                                     ---------
Total Indiana (Cost $18,261)                                            18,261
                                                                     ---------

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--------------------------------------------------------------------------------


                                                                Par      Value
--------------------------------------------------------------------------------
                                                               In thousands

IOWA 0.6%

Iowa Fin. Auth., Iowa Health System
       VRDN (Currently 4.25%)
       (AMBAC Insured)                                     $ 1,000     $ 1,000
Sheldon, Sioux Valley Hosp., VRDN (Currently 4.30%)          3,200       3,200
                                                                     ---------
Total Iowa (Cost $4,200)                                                 4,200
                                                                     ---------

KANSAS 1.7%

Kansas City Dev. Fin Auth., Chesapeake Apartments
       VRDN (Currently 4.28%)                               11,000      11,000
Wichita, GO, 6.30%, 9/1/00                                     475         475
                                                                     ---------
Total Kansas (Cost $11,475)                                             11,475
                                                                     ---------

KENTUCKY 0.1%

Univ. of Kentucky, Consolidated Ed. Buildings
       6.60%, 5/1/08 (Prerefunded 5/1/01+)                     500         517
                                                                     ---------
Total Kentucky (Cost $517)                                                 517
                                                                     ---------

LOUISIANA 5.2%

Jefferson Sales Tax Dist., 5.00%, 12/1/00 (FSA Insured)      1,000       1,002
Lake Charles Harbor and Terminal Dist., Conoco
       VRDN (Currently 4.20%)                                1,000       1,000
Louisiana, GO
       7.125%, 9/1/10 (Prerefunded 9/1/00+)                  3,510       3,580
       7.25%, 9/1/06 (Prerefunded 9/1/00+)
       (FSA Insured)                                           540         551
Louisiana PFA, Willis Knighton Medical Center
       VRDN (Currently 4.30%)
       (AMBAC Insured)                                      19,900      19,900
New Orleans Aviation Board
       VRDN (Currently 4.30%)
       (MBIA Insured)                                        1,800       1,800
Plaquemines Port, Harbor and Terminal
    Chevron
       3.50%, 9/1/00                                         5,000       4,974
       4.30%, 9/4/01                                         2,360       2,357
                                                                     ---------
Total Louisiana (Cost $35,164)                                          35,164
                                                                     ---------

7
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--------------------------------------------------------------------------------


                                                                Par      Value
--------------------------------------------------------------------------------
                                                               In thousands

MARYLAND 11.0%

Baltimore County, TECP, BAN, GO, 4.15%, 9/7/00            $ 7,900      $ 7,900
Carroll County, GO, County Commissioners
    Public Improvement, 5.00%, 12/1/00                      1,230        1,233
Gaithersburg Economic Dev., Asbury Methodist
       VRDN (Currently 4.30%) (MBIA Insured)                8,200        8,200
Howard County Metropolitan Dist
       6.625%, 2/15/21 (Prerefunded 2/15/01+)                 500          509
Maryland, GO
       7.00%, 10/15/02 (Prerefunded 10/15/00+)              1,000        1,009
    State & Local Fac
       4.50%, 10/15/00                                        500          500
       5.00%, 10/15/00                                      1,000        1,001
Maryland HHEFA
    Johns Hopkins Univ
       6.20%, 7/1/01                                       10,255       10,255
    TECP, 4.05%, 10/17/00                                  11,096       11,096
   TECP, 4.10%, 9/7/00                                      3,295        3,295
    Pooled Loan Program, VRDN (Currently 4.20%)            17,900       17,900
Maryland Water Quality Fin. Admin., Revolving Loan Fund
       7.25%, 9/1/11 (Prerefunded 9/1/00+)                  1,295        1,321
Maryland, DOT
       4.00%, 9/15/00                                       1,000        1,000
       6.10%, 9/1/01 (Prerefunded 9/1/00+)                  2,000        2,015
       6.20%, 9/1/02 (Prerefunded 9/1/00+)                  1,000        1,010
       6.25%, 9/1/03 (Prerefunded 9/1/00+)                  1,000        1,013
Montgomery County, TECP, GO, BAN, 4.20%, 11/10/00           5,000        5,000
Montgomery County Economic Dev. Auth
    Howard Hughes Medical Fac
       VRDN (Currently 4.22%)                               1,000        1,000
                                                                     ---------
Total Maryland (Cost $75,257)                                           75,257
                                                                     ---------

MASSACHUSETTS 0.6%

Boston, GO
       5.25%, 10/1/00 (MBIA Insured)                          400          400
       5.00%, 11/1/00 (FGIC Insured)                          620          621

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--------------------------------------------------------------------------------


                                                                Par      Value
--------------------------------------------------------------------------------
                                                               In thousands

Massachusetts, GO, 7.00%, 12/1/10 (Prerefunded 12/1/00+)   $ 1,190     $ 1,198
Massachusetts IDA, Cape Cod Health Systems
       8.50%, 11/15/20 (Prerefunded 11/15/00+)               1,550       1,594
                                                                     ---------
Total Massachusetts (Cost $3,813)                                        3,813
                                                                     ---------

MICHIGAN 0.2%

Michigan Building Auth., Fac. Program, 5.00%, 10/15/00       1,000       1,000
                                                                     ---------
Total Michigan (Cost $1,000)                                             1,000
                                                                     ---------

MINNESOTA 2.7%

Minnesota, GO, VRDN (Currently 4.33%)                        3,400       3,400
Minnesota Public Fac. Auth., Water Pollution
       VRDN (currently 4.33%)                                2,800       2,800
Rochester Health Care Fac., Mayo Medical Center
    TECP, 4.25%, 10/12 - 11/13/00                            7,900       7,900
       7.45%, 11/15/06 (Prerefunded 11/15/00+)               4,000       4,024
                                                                     ---------
Total Minnesota (Cost $18,124)                                          18,124
                                                                     ---------

MISSISSIPPI 0.2%

Rankin County, PCR, Siemens Energy and Automation
       VRDN (Currently 4.30%)                                1,600       1,600
                                                                     ---------
Total Mississippi (Cost $1,600)                                          1,600
                                                                     ---------

MISSOURI 2.2%

Missouri HEFA
    Medical Research Fac
            VRDN (currently 4.20%) (MBIA Insured)           10,000      10,000
    St. Anthony's Medical Center
       VRDN (Currently 4.25%)                                1,000       1,000
St. Louis, GO, TRAN, 5.25%, 6/28/01                          3,000       3,016
Univ. of Missouri, Univ. Systems Fac., VRDN
     (Currently 4.15%)                                       1,000       1,000
                                                                     ---------
Total Missouri (Cost $15,016)                                           15,016
                                                                     ---------

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--------------------------------------------------------------------------------


                                                                      Par        Value
----------------------------------------------------------------------------------------
                                                                       In thousands
NEW YORK 0.3%

New York City Municipal Water Fin. Auth
    Water & Sewer System
       VRDN (Currently 4.30%) (FGIC Insured)                      $ 2,000     $ 2,000
                                                                            ---------
Total New York (Cost $2,000)                                                    2,000
                                                                            ---------

NORTH CAROLINA 5.8%

Charlotte Mecklenburg Hosp. Auth., North Carolina Health Care
       VRDN (Currently 4.20%)                                      18,480      18,480
North Carolina Ed. Fac. Fin. Agency
    Wake Forest Univ., VRDN (Currently 4.20%)                       5,000       5,000
North Carolina EFA, Bowman Gray School of Medicine
       VRDN (Currently 4.20%)                                         950         950
Winston Salem, VRDN (Currently 4.30%)                               9,500       9,500
Winston Salem, GO
       VRDN (Currently 4.30%)                                         500         500
    COP, VRDN (Currently 4.30%)                                     5,150       5,150
                                                                            ---------
Total North Carolina (Cost $39,580)                                            39,580
                                                                            ---------

OHIO 1.0%

Cleveland Water & Sewer, 5.00%, 1/1/01 (MBIA Insured)               1,500       1,503
Cuyahoga County Hosp., Univ. Hosp
       VRDN (Currently 4.25%)
       (AMBAC Insured)                                              5,000       5,000
Ohio Public Fac. Commission, Higher Ed., 4.625%, 12/1/00              500         501
                                                                            ---------
Total Ohio (Cost $7,004)                                                        7,004
                                                                            ---------

OREGON 0.2%

Oregon, GO, Veterans' Welfare, VRDN (Currently 4.20%)               1,100       1,100
                                                                            ---------
Total Oregon (Cost $1,100)                                                      1,100
                                                                            ---------

PENNSYLVANIA 2.9%

Doylestown Hosp. Auth
       VRDN (Currently 4.35%)
       (AMBAC Insured)                                              4,000       4,000


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                                                                Par      Value
--------------------------------------------------------------------------------
                                                               In thousands

Montgomery County, IDA, W. W. Grainger
       VRDN (Currently 4.40%)                               1,230         1,230
Northampton County Higher Ed., Lafayette College
       VRDN (Currently 4.35%)                             $ 6,300       $ 6,300
Philadelphia HEFA, Jefferson Health, 4.40%, 3/27/01         5,000         5,000
Wilkins Area IDA, Fairview Extended Care
       10.25%, 1/1/21 (Prerefunded 1/1/01+)                 3,300         3,460
                                                                      ---------
Total Pennsylvania (Cost $19,990)                                        19,990
                                                                      ---------

RHODE ISLAND 1.0%

Rhode Island, GO
       VRDN (Currently 4.20%)                               1,000         1,000
    Consolidated Capital Dev. Loan
       VRDN (Currently 4.20%)                               5,000         5,000
    Multi-Modal, VRDN (Currently 4.15%)                     1,000         1,000
                                                                      ---------
Total Rhode Island (Cost $7,000)                                          7,000
                                                                      ---------

SOUTH CAROLINA 0.9%

Spartanburg County, Siemens Energy & Automation
       VRDN (Currently 4.30%)                               6,400         6,400
                                                                      ---------
Total South Carolina (Cost $6,400)                                        6,400
                                                                      ---------

SOUTH DAKOTA 4.6%

South Dakota HEFA
       VRDN (Currently 4.30%)                               5,300         5,300
    Avera Health, VRDN (Currently 4.30%)
       (MBIA Insured)                                       7,295         7,295
    Sioux Valley Hosp., VRDN (Currently 4.30%)             18,555        18,555
                                                                      ---------
Total South Dakota (Cost $31,150)                                        31,150
                                                                      ---------

TENNESSEE 5.9%

Clarksville Public Building Auth., Pooled Loan, GO
       VRDN (Currently 4.25%) (MBIA Insured)                2,360         2,360
Metropolitan Nashville & Davidson County
    Vanderbilt Univ
       VRDN (Currently 4.20%)                               3,100         3,100
       4.15%, 1/15/01                                       4,750         4,742

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

                                                                        Par         Value
-------------------------------------------------------------------------------------------
                                                                         In thousands
Shelby County, GO, TECP, 4.25 - 4.35%, 9/8 - 10/13/00               $25,000       $25,000
Tennessee Housing Dev. Agency, Homeownership
        4.70%, 3/15/01                                                5,155         5,155
                                                                                ---------
Total Tennessee (Cost $40,357)                                                     40,357
                                                                                ---------

TEXAS 11.8%

Colorado River Municipal Water Dist., Water Transmission Fac
       8.50%, 12/1/09 (AMBAC Insured)
       (Prerefunded 1/1/01+)                                          1,150         1,166
Dallas County Community College Dist
       VRDN (Currently 4.25%)                                        13,200        13,200
Dallas-Fort Worth Airport, Int'l. Airport
       4.70%, 11/1/00 (MBIA Insured)                                  4,700         4,700
Gulf Coast IDA, Amoco Oil, 4.60%, 12/1/00                             5,000         5,000
Harris County, GO
       VRDN (Currently 4.20%)                                         1,000         1,000
       VRDN (Currently 4.30%)                                         2,000         2,000
Harris County Flood Control Dist., GO, 5.50%, 10/1/00                 2,000         2,002
Harris County Health Fac., Texas Childrens Hosp
       VRDN (Currently 4.30%) (MBIA Insured)                          6,800         6,800
Houston, GO, TECP, 4.15 - 4.35%, 11/10/00 - 1/11/01                   9,000         9,000
Lower Colorado River Auth
       6.40%, 1/1/01 (AMBAC Insured)
       (Escrowed to Maturity)                                         1,000         1,005
Midland, IDR, W. W. Grainger, VRDN (Currently 4.40%)                    775           775
Southwest Higher Ed. Auth
    Southern Methodist Univ. Project, VRDN (Currently 4.20%)          7,900         7,900
Texas, GO, 4.45%, 9/5 - 9/7/00                                       10,000        10,000
Texas PFA, GO
       5.00%, 10/1/00                                                 1,300         1,301
       9.00%, 10/1/00                                                 6,600         6,626
    TECP, 4.20%, 11/16/00                                             5,000         5,000
Texas Public Fin. Auth., TECP, 4.25%, 10/6/00                         2,700         2,700
                                                                                ---------
Total Texas (Cost $80,175)                                                         80,175
                                                                                ---------

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

                                                                            Par         Value
-----------------------------------------------------------------------------------------------
                                                                              In thousands
UTAH 1.9%

Intermountain Power Agency
       VRDN (Currently 4.33%) (MBIA Insured)                            $ 5,000       $ 5,000
Utah, GO
       VRDN (Currently 4.20%)                                             1,000         1,000
       VRDN (Currently 4.20%)
       (AMBAC Insured)                                                    6,050         6,050
Utah Board of Regents, Auxiliary and Campus Fac
       VRDN (Currently 4.20%)                                             1,000         1,000
                                                                                    ---------
Total Utah (Cost $13,050)                                                              13,050
                                                                                    ---------

VERMONT 0.3%

Vermont Ed. and Health Buildings Fin. Agency
    Middlebury College, 4.35%, 5/1/01                                     2,000         2,000
                                                                                    ---------
Total Vermont (Cost $2,000)                                                             2,000
                                                                                    ---------

VIRGINIA 2.0%

Charlottesville Ind. Dev., Martha Jefferson Hosp. Project
       7.25%, 10/1/05 (Prerefunded 10/1/00+)                              1,000         1,023
Chesterfield County, GO, 5.00%, 1/1/01                                    3,210         3,213
Henrico County Economic Dev.
    Refunding Regional Jail Project, 5.00%, 11/1/00                         685           686
Madison County IDA, Woodberry Forest School
       VRDN (Currently 4.25%)                                             8,750         8,750
                                                                                    ---------
Total Virginia (Cost $13,672)                                                          13,672
                                                                                    ---------

WASHINGTON 2.2%

Clark County School Dist., GO
       7.125%, 12/1/09 (Prerefunded 12/1/00+)                             1,900         1,913
Seattle, Metropolitan Seattle Sewer, 5.00%, 1/1/01 (FGIC Insured)         1,720         1,725
 Washington, GO
       4.625%, 1/1/01                                                     6,330         6,338
       5.50%, 9/1/00                                                      1,000         1,000
       6.10%, 9/1/00 (Escrowed to Maturity)                               1,905         1,905
Washington Housing Fin. Commission


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

                                                                              Par           Value
---------------------------------------------------------------------------------------------------
                                                                              In thousands
         Single Family, 4.35%, 4/1/01                                       2,350           2,350
                                                                                        ---------
     Total Washington (Cost $15,231)                                                       15,231
                                                                                        ---------

     WISCONSIN 3.4%

     Wisconsin, GO
            4.20%, 11/1/00                                               $  1,500        $  1,501
         TECP, 4.20 - 4.30%, 10/17 - 11/10/00                              22,000          22,000
                                                                                        ---------
     Total Wisconsin (Cost $23,501)                                                        23,501
                                                                                        ---------


Total Investments in Securities

99.4% of Net Assets (Cost $678,200)                                                      $678,200

Other Assets Less Liabilities                                                               4,001
                                                                                         --------
NET ASSETS                                                                               $682,201
                                                                                         --------
Net Assets Consist of:
Accumulated net investment income - net of distributions                                 $    179
     Paid-in-capital applicable to 682,229,951 shares of $0.01 par
value capital stock outstanding; 5,000,000,000 shares authorized                          682,022

                                                                                         --------
NET ASSETS                                                                               $682,201
                                                                                         --------

NET ASSET VALUE PER SHARE
Tax-Exempt Money shares
($665,142,307/665,171,689 shares outstanding)                                            $   1.00


Tax-Exempt PLUS shares
($17,058,414/17,058,262 shares outstanding)                                              $   1.00
                                                                                         --------

    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  BAN  Bond Anticipation Note
  COP  Certificates of Participation
  DOT  Department of Transportation
  EFA  Educational Facility Authority
 FGIC  Financial Guaranty Insurance Company
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
 HEFA  Health & Educational Facility Authority
  HFA  Health Facility Authority
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
  IDR  Industrial Development Revenue
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
  PFA  Public Facility Authority
  TAN  Tax Anticipation Note
 TECP  Tax-Exempt Commercial Paper
 TRAN  Tax Revenue Anticipation Note
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
UNAUDITED

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                  6 Months
                                                                     Ended
                                                                   8/31/00

Investment Income (Loss)
Interest income                                                 $   14,415
Expenses
 Investment management                                               1,437
 Shareholder servicing
   Tax-Exempt shares                                                   243
   Tax-Exempt PLUS shares                                               25
 Custody and accounting                                                 77
 Registration                                                           25
 Prospectus and shareholder reports
   Tax-Exempt shares                                                    19

   Tax-Exempt PLUS shares                                               --
Legal and audit                                                          9
 Directors                                                               5
 Miscellaneous                                                          27
 Total expenses                                                      1,867
 Expenses paid indirectly                                               (2)
 Net expenses                                                        1,865
Net investment income (loss)                                        12,550

Realized Gain (Loss)
Net realized gain (loss) on securities                                  --

INCREASE (DECREASE) IN NET                                      ----------
ASSETS FROM OPERATIONS                                          $   12,550
                                                                ----------
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
UNAUDITED


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                               6 Months             Year
                                                                  Ended            Ended
                                                                8/31/00          2/29/00
Increase (Decrease) in Net Assets
  Operations
   Net investment income (loss)                               $  12,550        $  19,577
   Net realized gain (loss)                                          --                3
   Increase (decrease) in net assets from operations             12,550           19,580

  Distributions to shareholders
   Net investment income
     Tax-Exempt shares                                          (12,266)         (19,210)
     Tax-Exempt PLUS shares                                        (284)            (367)
   Decrease in net assets from distributions                    (12,550)         (19,577)

  Capital share transactions *
   Shares sold
     Tax-Exempt shares                                          283,238          632,661
     Tax-Exempt PLUS shares                                      26,804           44,835
   Distributions reinvested
     Tax-Exempt shares                                           11,625           18,234
     Tax-Exempt PLUS shares                                         272              361
   Shares redeemed
     Tax-Exempt shares                                         (299,335)        (691,852)
     Tax-Exempt PLUS shares                                     (27,712)         (31,710)
   Increase (decrease) in net assets from capital share
   transactions                                                  (5,108)         (27,471)

  Net Assets
  Increase (decrease) during period                              (5,108)         (27,468)
  Beginning of period                                           687,309          714,777
                                                              --------------------------
  End of period                                               $ 682,201        $ 687,309
                                                              --------------------------

*Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 2000


-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on April 8, 1981. The fund seeks preservation of capital, liquidity and, consistent with these objectives, the highest current income exempt from federal income taxes by investing in high-quality municipal securities with maturities of 397 days or less. The fund offers two classes of shares, Tax Exempt and Tax-Exempt PLUS. Tax-Exempt PLUS Shares were first offered on November 1, 1998, and provide expanded shareholder services, the cost of which is borne by the PLUS shareholders. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters which relate to both classes, and, in all other respects, the same rights and obligations as the other class.

      The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

      Valuation Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

      Class Accounting Shareholder servicing expenses are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared by each class on a daily basis, and paid monthly. Capital gain distributions, if any, are declared by the fund on an annual basis.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are

T. ROWE PRICE TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------


      determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.


NOTE 2 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income.

      At August 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $678,200,000.


NOTE 3 - RELATED PARTY TRANSACTIONS

      The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $240,000 was payable at August 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or T. Rowe Price International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At August 31, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      In addition, the fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $261,000 for the six months ended August 31, 2000, of which $52,000 was payable at period-end.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION



               Knowledgeable Service Representatives

               By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

               In Person  Available in T. Rowe Price Investor Centers.


               Account Services

               Checking Available on most fixed-income funds ($500 minimum).

               Automatic Investing From your bank account or paycheck.

               Automatic Withdrawal  Scheduled, automatic redemptions.

               Distribution Options Reinvest all, some, or none of your distributions.

               Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


               Brokerage services*

               Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **


               Investment Information

               Combined Statement Overview of all your accounts with T. Rowe Price.

               Shareholder Reports Fund managers' reviews of their strategies and results.

               T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

               Performance Update Quarterly review of all T. Rowe Price fund results.

               Insights Educational reports on investment strategies and financial markets.

               Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

                * T. Rowe Price Brokerage is a division of T. Rowe Price
                  Investment Services, Inc., Member NASD/SIPC.

               ** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

For fund and account information or to conduct transactions, 24 hours, 7 days a week By touch-tone telephone Tele*Access 1-800-638-2587 By Account Access on the Internet www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

For the hearing impaired, call: 1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132 or visit our Web site.

Baltimore Area
Downtown - new address
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.         F52-051  8/31/00